CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES
Net income for the year	$ 412,374	$ 475,546
Add (deduct) items not involving cash
Realized and unrealized gain	(20,584)	(6,949)
Fair value change - acquisition liabilities [note 7]	149,904	0
Contingent consideration recorded as compensation [note 7]	7,198	0
Equity-based compensation	22,005	10,657
Amortization and depreciation	96,821	43,514
Deferred income taxes	(42,419)	(1,722)
Loss on repurchases of long-term debt [note 6]	24,920	2,328
Cash provided by operating activities before net change in operating assets and liabilities	650,219	523,374
Net change in operating assets and liabilities	15,741	18,595
Cash provided by operating activities	665,960	541,969
INVESTING ACTIVITIES
Purchase of investments	(5,101)	(17,648)
Proceeds on sale of investments	15,412	23,599
Additions to capital assets	(7,798)	(11,990)
Increase in other assets	(167,378)	(47,645)
Additions to intangibles	(12,420)	(17,132)
Cash paid to settle acquisition liabilities [note 7]	(290,002)	0
Acquisitions, net of cash acquired [note 2]	(934,589)	(527,298)
Cash used in investing activities	(1,401,876)	(598,114)
FINANCING ACTIVITIES
Repayment of long-term debt	(640,419)	(569,015)
Issuance of long-term debt	1,704,795	1,471,022
Repurchase of long-term debt	(50,732)	(55,985)
Repurchase of share capital	(364,319)	(257,939)
Payment of lease liabilities	(16,667)	(12,168)
Net contributions from (distributions to) non-controlling interests	(3,114)	781
Dividends paid to shareholders [note 10]	(146,447)	(155,313)
Cash provided by financing activities	483,097	421,383
Net increase (decrease) in cash and cash equivalents during the year	(252,819)	365,238
Cash and cash equivalents at beginning of period	483,598	118,360
Cash and cash equivalents, end of year	230,779	483,598
Interest paid	115,563	62,997
Income taxes paid	$ 193,900	$ 147,804